OTHER LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of future minimum commitments
Years ended December 31,	Amount (USD)
Remainder 2020	4,595
Total	$4,595

Years ended December 31,	Amount (USD)
2020	6,377
Total	$6,377